Shareholder Report, Holdings (Details) - C000261806	Jun. 30, 2026
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.80%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	0.10%
Technology007903107
Holdings [Line Items]
Percent of Total Investments	99.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	61.10%